Cover	12 Months Ended
Dec. 31, 2023 shares
Document Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Entity File Number	001-38230
Entity Registrant Name	Qudian Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Tower A, AVIC Zijin Plaza
Entity Address, Address Line Two	Siming District
Entity Address, City or Town	Xiamen
Entity Address, Postal Zip Code	361000
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001692705
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Firm ID	1408
Auditor Location	Shanghai, The People’s Republic of China
Business Contact
Document Entity Information
Entity Address, Address Line One	Tower A, AVIC Zijin Plaza
Entity Address, Address Line Two	Siming District,
Entity Address, City or Town	Xiamen
Entity Address, Postal Zip Code	361000
Entity Address, Country	CN
Contact Personnel Name	Min Luo, Chairman and Chief Executive Officer
Country Region	86
City Area Code	592
Local Phone Number	5911580
Contact Personnel Email Address	ir@qudian.com
Class A ordinary shares
Document Entity Information
Title of 12(b) Security	Class A Ordinary Shares
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	137,109,719
Class B ordinary shares
Document Entity Information
Entity Common Stock, Shares Outstanding	63,491,172
American Depositary Shares
Document Entity Information
Title of 12(b) Security	American Depositary Shares
Trading Symbol	QD
Security Exchange Name	NYSE